Acquisitions, Investments, and Licenses - Transition Therapeutics Purchase Price Allocation (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 717,099	$ 704,603		$ 743,348
Transition Therapeutics, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents			$ 15,878
Goodwill			3,453
Other assets			634
Accounts payable and other liabilities			(1,035)
Deferred tax liability			(1,400)
Total purchase price			58,530
In Process Research and Development | Transition Therapeutics, Inc.
Business Acquisition [Line Items]
IPR&D assets			$ 41,000